FLIGHT EQUIPMENT HELD FOR SALE	9 Months Ended
Sep. 30, 2019
FLIGHT EQUIPMENT HELD FOR SALE [Abstract]
FLIGHT EQUIPMENT HELD FOR SALE
5. FLIGHT EQUIPMENT HELD FOR SALE

At December 31, 2018, the Company had 12 aircraft classified as flight equipment held for sale, including nine aircraft contracted to be sold to Horizon Aircraft Finance I Limited and Horizon Aircraft Finance I LLC (together, “Horizon I”) and three aircraft contracted to be sold to another third party. The Company sold these aircraft during the nine months ended September 30, 2019.

On July 2, 2019, the Company agreed to sell 12 aircraft to Horizon Aircraft Finance II Limited and Horizon Aircraft Finance II LLC (together, “Horizon II”) for an aggregate base purchase price of approximately $359.6 million, subject to adjustment based on rents and maintenance reserves in respect of the aircraft (the “Horizon II Transaction”). The Company classified these aircraft as flight equipment held for sale as of June 30, 2019. The Company delivered seven of these aircraft to Horizon II during the third quarter of 2019 and four additional aircraft subsequent to September 30, 2019. The Company expects to deliver the last aircraft during the fourth quarter of 2019.

During the third quarter of 2019, the Company agreed to sell one additional aircraft and classified this aircraft as flight equipment held for sale. At September 30, 2019, the Company had a total of six aircraft classified as flight equipment held for sale.

During the nine months ended September 30, 2019, the Company sold a total of 19 aircraft that had been classified as held for sale and recognized an aggregate gain on sale of aircraft of $67.8 million.